Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property and equipment	$ 569	$ 515
Intangible assets	25,419	23,560
Right-of-use assets	1,465	1,799
Deferred tax asset	7,028	5,778
Total non-current assets	34,481	31,652
Current assets
Trade and other receivables	5,497	5,506
Cash and cash equivalents	51,047	8,225
Total current assets	56,544	13,731
Total assets	91,025	45,383
Equity
Share capital		64
Capital reserve	55,953	19,979
Share option and warrants reserve	2,442	296
Foreign exchange translation reserve	(2,282)	2,530
Retained earnings	23,796	11,343
Total equity	79,909	34,212
Non-current liabilities
Borrowings		5,937
Lease liability	1,286	1,562
Total non-current liabilities	1,286	7,499
Current liabilities
Trade and other payables	3,291	2,428
Borrowings and accrued interest	5,944	23
Lease liability	393	413
Income tax payable	202	808
Total current liabilities	9,830	3,672
Total liabilities	11,116	11,171
Total equity and liabilities	$ 91,025	$ 45,383